Cover	Sep. 13, 2022
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 13, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-55276
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	2 Cityplace Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63141
City Area Code	323
Local Phone Number	538-5799
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false